Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning Balance	$ 22,152	$ 20,575
Increases related to prior year tax positions		156
Increases related to current year tax positions	5,474	2,878
Decreases related to prior year tax positions	(158)
Lapse of statute of limitations	(1,320)	(1,457)
Ending Balance	$ 26,148	$ 22,152